Average Annual Total Returns (Invesco Global Core Equity Fund)	12 Months Ended
	May 02, 2011
Institutional Class, Invesco Global Core Equity Fund | Return Before Taxes
Average Annual Total Returns
Column	Institutional Class : Inception (10/25/05)	[1]
Label	Return Before Taxes
1 Year	7.45%
5 Years	1.55%
10 Years	5.41%
Inception Date	Oct. 25, 2005
Institutional Class, Invesco Global Core Equity Fund | Return After Taxes on Distributions
Average Annual Total Returns
Column	Institutional Class : Inception (10/25/05)	[1]
Label	Return After Taxes on Distributions
1 Year	7.25%
5 Years	1.12%
10 Years	4.90%
Inception Date	Oct. 25, 2005
Institutional Class, Invesco Global Core Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns
Column	Institutional Class : Inception (10/25/05)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	5.10%
5 Years	1.33%
10 Years	4.61%
Inception Date	Oct. 25, 2005
MSCI World Index
Average Annual Total Returns
Label	MSCI World IndexSM
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
Lipper Global Large-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Global Large-Cap Core Funds Index
1 Year	11.00%
5 Years	3.43%
10 Years	1.88%

[1]	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is December 29, 2000.